INVENTORIES	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
INVENTORIES
6.	INVENTORIES

Inventories, net, consist of the following:

	As of December 31,
	2012	2013

Raw materials	$1,134	$1,890
Finished goods	4,544	3,137

Inventories, net	$5,678	$5,027

Movement of provision for inventory was as follows:

	December 31,
	2012	2013

Balance at beginning of the year	$450	$667
Charge to expenses	217	2,761

Balance at end of the year	$667	$3,428